Comparative figures	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative figures	Comparative figures Certain comparative figures have been reclassified from statements previously presented to conform to the presentation of the current year.